Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Performant Financial Corporation
Entity File Number	001-35628
Entity Tax Identification Number	20-0484934
City Area Code	925
Local Phone Number	960-4800
Entity Address, Address Line One	333 North Canyons Parkway
Entity Address, Postal Zip Code	94551
Entity Address, State or Province	CA
Entity Address, City or Town	Livermore
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001550695
Amendment Flag	false
Entity Emerging Growth Company	false